STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
BALANCE	$ (872)		$ (274)		$ (1,685)
BALANCE, shares	80,798,290
CHANGES DURING PERIOD
Profit (Loss) for the year	658		(1,012)		824
Issuance of share capital and warrants (note 9a)	230	[1]	325	[1]	511	[2]
Issuance of share capital and warrants, shares (note 9a)					5,263,158
Issuance of debt beneficiary conversion feature			50		51
Revaluation of convertible loan and warrants	285		27
Reclassification of warrants to equity	330
Share based compensation expenses	41		12		25
BALANCE	387		(872)		(274)
BALANCE, shares	85,184,782		80,798,290
Share Capital [Member]
BALANCE	18,554		16,939		15,556
BALANCE, shares	80,798,000		74,916,000		69,653,000
CHANGES DURING PERIOD
Profit (Loss) for the year
Issuance of share capital and warrants (note 9a)	1,221	[1]	1,615	[1]	1,383	[2]
Issuance of share capital and warrants, shares (note 9a)	4,386,000	[1]	5,882,000	[1]	5,263,000	[2]
Issuance of debt beneficiary conversion feature
Revaluation of convertible loan and warrants
Share based compensation expenses
BALANCE	19,775		18,554		16,939
BALANCE, shares	85,184,000		80,798,000		74,916,000
Additional paid-in Capital [Member]
BALANCE	23,494		24,695		25,491
CHANGES DURING PERIOD
Profit (Loss) for the year
Issuance of share capital and warrants (note 9a)	(991)	[1]	(1,290)	[1]	(872)	[2]
Issuance of debt beneficiary conversion feature			50		51
Revaluation of convertible loan and warrants			27
Reclassification of warrants to equity	330
Share based compensation expenses	41		12		25
BALANCE	22,874		23,494		24,695
Accumulated deficit [Member]
BALANCE	(42,920)		(41,908)		(42,732)
CHANGES DURING PERIOD
Profit (Loss) for the year	658		(1,012)		824
Issuance of share capital and warrants (note 9a)		[1]		[1]		[2]
Issuance of debt beneficiary conversion feature
Revaluation of convertible loan and warrants
Reclassification of warrants to equity
Share based compensation expenses
BALANCE	$ (42,262)		$ (42,920)		$ (41,908)

[1]	Net of share issuance costs in the amount of $20.
[2]	Net of share issuance costs in the amount of $40.